DISAGGREGATION OF REVENUE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
DISAGGREGATION OF REVENUE
DISAGGREGATION OF REVENUE

NOTE 16 – DISAGGREGATION OF REVENUE

ASC 606-10-50-5 requires that entities disclose disaggregated revenue information in categories (such as type of good or service, geography, market, type of contract, etc.). ASC 606-10-55-89 explains that the extent to which an entity’s revenue is disaggregated depends on the facts and circumstances that pertain to the entity’s contracts with customers and that some entities may need to use more than one type of category to meet the objective for disaggregating revenue.

The Company disaggregates revenue by country to depict the nature and economic characteristics affecting revenue.

The following table presents our revenue disaggregated by country for the three months ended:

	June 30,	June 30,
Country	2022	2021
Germany	-	3
Greece	13,152,257	14,504,869
Italy	-	4
Denmark	-	14
Cyprus	-	64,225
UK	40,831	265,828
Croatia	15,416	11,982
Total	$13,208,504	$14,846,925

The following table presents our revenue disaggregated by country for the six months ended:

	June 30,	June 30,
Country	2022	2021
Germany	-	13,617
Greece	26,161,295	25,958,364
Italy	-	15,731
Denmark	-	54,700
Cyprus	-	78,948
UK	92,257	332,659
Croatia	26,752	11,982
Total	$26,280,304	$26,466,001

NOTE 16 – DISAGGREGATION OF REVENUE

ASC 606-10-50-5 requires that entities disclose disaggregated revenue information in categories (such as type of good or service, geography, market, type of contract, etc.). ASC 606-10-55-89 explains that the extent to which an entity’s revenue is disaggregated depends on the facts and circumstances that pertain to the entity’s contracts with customers and that some entities may need to use more than one type of category to meet the objective for disaggregating revenue.

The Company disaggregates revenue by country to depict the nature and economic characteristics affecting revenue. The following table presents our revenue disaggregated by country for the years ended:

Country	2021	2020
Croatia	$18,441	$24,840
Cyprus	112,640	36,987
Denmark	53,710	537,098
France	-	18,988
Germany	13,370	1,314,381
Greece	55,564,240	51,259,784
Ireland	-	36,349
Italy	15,446	75,183
Jordan	-	29,635
Libya	-	1,028
Netherlands	-	188,890
Poland	-	29,358
UK	461,820	1,853,816
Total	$56,239,667	$55,406,337